Earnings (Loss) Per Share - Basic and Diluted Earnings (Loss) Per Share Computation (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014
Earnings Per Share [Abstract]
Net Income	$ 222	$ 98	$ 271	$ 78
Weighted-average common and ordinary shares outstanding	778	776	777	776
Dilutive effect of equity plans	2	2	3	2
Diluted weighted-average shares outstanding	780	778	780	778
Basic and diluted earnings (loss) per share (in dollars per share)	$ 0.29	$ 0.13	$ 0.35	$ 0.10
Anti-dilutive equity awards excluded from diluted earnings per share computations	0	3	0	3